Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties of the Group and their Relationships	The table below sets major related parties of the Group and their relationships with the Group:
Entity name	Relationship with the Group
Fanhua Group	Shareholder of the Company

Schedule of Related Party Transaction

	For the years ended December 31,
Significant transactions with related party	2022	2023	2024
	RMB	RMB	RMB
Repayment of borrowings from related party
Fanhua Group (i)	-	(12,610)	(10,000)

(b)	The outstanding balance due to related parties as of December 31, 2023 and 2024 were as follows:

	As of December 31,
Balances with related party	2023	2024
	RMB	RMB
Amounts due to related party
Fanhua Group	55,251	45,811

(i)	Corporate borrowings from Fanhua Group

Schedule of Estimate the Fair Value of the Corporate Borrowings
	As of December 31,
	2022	2023	2024
Discount rate	12.70%	11.87%	9.92%

Schedule of Corporate Borrowings

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2022	53,005
Change in fair value	6,451
Change in other comprehensive income	476
Balance as of December 31, 2022	59,932
Balance as of January 1, 2023	59,932
Change in fair value	7,524
Change in other comprehensive income	405
Repayment of amounts due to related party	(12,610)
Balance as of December 31, 2023	55,251
Balance as of January 1, 2024	55,251
Change in fair value	757
Change in other comprehensive income	(197)
Repayment of amounts due to related party	(10,000)
Balance as of December 31, 2024	45,811